CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 3)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
STATEMENTS OF CASH FLOWS
Net cash provided by (used in) operating activities	$ 45,801,182	¥ 296,690,894	¥ 42,900,286	¥ 12,063,481
Net cash used in investing activities	(153,125,647)	(991,917,315)	(1,561,988,349)	(576,553,457)
Net cash used in financing activities:
Payment of convertible redeemable preferred shares issuance costs			(859,771)	(3,921,134)
Net increase (decrease) in cash and cash equivalents	259,946,377	1,683,880,638	295,474,293	497,279,967
Cash and cash equivalents-beginning of year	142,981,837	926,207,744	630,733,451	133,453,484
Cash and cash equivalents-end of year	402,928,214	2,610,088,382	926,207,744	630,733,451
Supplemental disclosure for cash flow information:
Cash paid for interest	17,755,849	115,018,836	77,356,571	56,550,056
Cash paid for income taxes	821,479	5,491,235	1,954,258	3,781,895
Supplemental disclosure of non-cash investing and financing activities:
Accrued listing expenses			20,656,597
Accrued professional fees for issuance of Senior Notes	423,129	2,740,945
Subscription receivables related to share option exercises	30,538	197,816
Class A Preferred Shares
Supplemental disclosure of non-cash investing and financing activities:
Conversion of convertible promissory notes to Class A convertible redeemable preferred shares				150,824,865
Conversion of convertible bonds to Class A convertible redeemable preferred shares				138,811,004
Class B Common Shares
Supplemental disclosure of non-cash investing and financing activities:
Conversion of convertible redeemable preferred shares to common shares			2,678,292,288
Parent company
STATEMENTS OF CASH FLOWS
Net cash provided by (used in) operating activities			14	(395)
Net cash used in financing activities:
Payment of convertible redeemable preferred shares issuance costs				(199,941)
Effect of exchange rate changes on cash and cash equivalents	35	230
Net increase (decrease) in cash and cash equivalents	35	230	14	(200,336)
Cash and cash equivalents-beginning of year	582	3,768	3,754	204,090
Cash and cash equivalents-end of year	617	3,998	3,768	3,754
Supplemental disclosure of non-cash investing and financing activities:
Proceeds from issuance of convertible redeemable preferred shares (cash received by a subsidiary of the Company on behalf of the Company)			154,338,750	624,546,000
Payment of convertible redeemable preferred shares issuance costs (cash paid by a subsidiary of the Company on behalf of the Company)			(859,771)	(3,721,193)
Proceeds from exercise of warrants(cash received by a subsidiary of the Company on behalf of the Company)			50,705,282
Proceeds from issuance of convertible promissory notes (cash received by a subsidiary of the Company on behalf of the Company)				130,387,080
Payment for redemption of convertible bonds (cash paid by a subsidiary of the Company on behalf of the Company)				(104,939,300)
Proceeds from exercise of share options (cash received by a subsidiary of the Company on behalf of the Company)	755,072	4,891,204
Proceeds of issuance of Senior Notes, net of issuance costs (cash received by a subsidiary of the Company on behalf of the Company)	191,622,141	1,241,289,905
Proceeds from sale of cost method investment, net of related transaction costs (cash received by a subsidiary of the Company on behalf of the Company)	147,338,303	954,428,056
Accrued listing expenses			20,656,597
Accrued professional fees for issuance of Senior Notes	423,129	2,740,945
Subscription receivables related to share option exercises	30,538	197,816
Parent company | Class A Preferred Shares
Supplemental disclosure of non-cash investing and financing activities:
Conversion of convertible promissory notes to Class A convertible redeemable preferred shares				150,824,865
Conversion of convertible bonds to Class A convertible redeemable preferred shares				¥ 138,811,004
Parent company | Class B Common Shares
Supplemental disclosure of non-cash investing and financing activities:
Conversion of convertible redeemable preferred shares to common shares			2,678,292,288
IPO | Parent company
Supplemental disclosure of non-cash investing and financing activities:
Payment for IPO issuance costs (cash paid by a subsidiary of the Company on behalf of the Company)	(3,188,829)	(20,656,597)
IPO | Parent company | Class A Common Shares
Supplemental disclosure of non-cash investing and financing activities:
Proceeds from issuance of common shares in IPO, net of issuance costs (cash received by a subsidiary of the Company on behalf of the Company)			644,443,313
Private placements | Parent company | Class A Common Shares
Supplemental disclosure of non-cash investing and financing activities:
Proceeds from issuance of common shares in private placement concurrent with IPO net of issuance costs (cash received by a subsidiary of the Company on behalf of the Company)			¥ 306,934,945
Proceeds from issuance of Class A common shares in private placement, net of issuance costs (cash received by a subsidiary of the Company on behalf of the Company)	$ 122,396,545	¥ 792,860,341